CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ (3)	$ (50)	$ 237
Foreign currency translation adjustments:
Arising in the year	10	8	10
Foreign currency translation adjustments	10	8	10
Effective portion of changes in fair value of cash flow hedges
New fair value adjustments into reserve	19	(76)	31
Movement out of reserve to income statement	(4)	12	(3)
Movement in deferred tax	(2)	4	14
Effective portion of changes in fair value of cash flow hedges	13	(60)	42
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	(3)	(16)	35
Deferred tax movement on employee benefit obligations	1	4	(10)
Total other comprehensive (expense)/income for the year	(2)	(12)	25
Total other comprehensive income/(expense) for the year	21	(64)	77
Total comprehensive income/(expense) for the year	18	(114)	314
Attributable to:
Equity holders	$ 18	$ (114)	$ 314